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UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : December 31, 2001
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	January 30, 2001



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 49

Form 13F Information Table Value Total : $246,023





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2676    48000 SH       SOLE                    48000
Advent Software                COM              007974108    12458   249400 SH       SOLE                   249400
Affymetrix                     COM              00826T108    13265   351400 SH       SOLE                   351400
Agile Software Corp.           COM              00846x105    12939   751392 SH       SOLE                   751392
Aspect Communications          COM              04523Q102       86    22200 SH       SOLE                    22200
Aspen Technology               COM              045327103     2796   166400 SH       SOLE                   166400
BEA Systems, Inc               COM              073325102     2811   182500 SH       SOLE                   182500
BP Amoco PLC                   COM              055622104      886    19054 SH       SOLE                    19054
Berkshire Hathaway Class A     COM              084670108     1134       15 SH       SOLE                       15
Berkshire Hathaway Class B     COM              084670207     1444      572 SH       SOLE                      572
Brocade Comm.                  COM              111621108     2037    61500 SH       SOLE                    61500
CNET Networks Inc.             COM              12613R104     6346   707500 SH       SOLE                   707500
Ciena Corp                     COM              171779101     3578   250000 SH       SOLE                   250000
Concord EFS                    COM              206197105     4733   144400 SH       SOLE                   144400
Digital Generation             COM              253921100       81    73300 SH       SOLE                    73300
Electronic Arts                COM              285512109    15685   261636 SH       SOLE                   261636
General Electric               COM              369604103     2245    56016 SH       SOLE                    56016
General Mills                  COM              370334104      694    13336 SH       SOLE                    13336
Halliburton Co.                COM              406216101      131    10000 SH       SOLE                    10000
IBM                            COM              459200101     2857    23616 SH       SOLE                    23616
Inhale Therap. Sys.            COM              457191104     5268   284000 SH       SOLE                   284000
Intel Corp.                    COM              458140100     3252   103392 SH       SOLE                   103392
JDS uniphase corp.             COM              46612J101     7948   915700 SH       SOLE                   915700
Johnson & Johnson              COM              478160104      953    16128 SH       SOLE                    16128
Juniper Networks               COM              48203r104    11194   590700 SH       SOLE                   590700
Linear Technology              COM              535678106    13078   335002 SH       SOLE                   335002
Magma Design Automation        COM              559181102      606    20000 SH       SOLE                    20000
Maxim Intgrtd. Prod.           COM              57772K101     3298    62800 SH       SOLE                    62800
Millennium Pharm.              COM              599902103     8294   338400 SH       SOLE                   338400
Minnesota Mining               COM              604059105      236     2000 SH       SOLE                     2000
Molecular Devices              COM              60851C107     7463   357600 SH       SOLE                   357600
Nortel Networks                COM              656568102     1425   191057 SH       SOLE                   191057
ONI Systems Corp.              COM              68273F103     2277   363200 SH       SOLE                   363200
PMC-Sierra Inc                 COM              69344F106     6148   289200 SH       SOLE                   289200
Pfizer, Inc.                   COM              717081103     2487    62400 SH       SOLE                    62400
ProBusiness                    COM              742674104     7420   394700 SH       SOLE                   394700
Rouse Co.                      COM              779273101      308    10500 SH       SOLE                    10500
Schering-Plough                COM              806605101     2263    63200 SH       SOLE                    63200
Schlumberger Ltd.              COM              806857108      440     8000 SH       SOLE                     8000
SeeBeyond Technology           COM              815704101      897    92500 SH       SOLE                    92500
Siebel                         COM              826170102    18640   666200 SH       SOLE                   666200
Target CP                      COM              239753106     1660    40440 SH       SOLE                    40440
Tularik, Inc.                  COM              899165104     3500   145700 SH       SOLE                   145700
Vertex Pharm.                  COM              92532F100     8521   346520 SH       SOLE                   346520
Vignette Corp.                 COM              926734104    11290  2102500 SH       SOLE                  2102500
Vitesse Semi.                  COM              928497106     6051   486800 SH       SOLE                   486800
Webmethods                     COM              94768c108     6910   412300 SH       SOLE                   412300
Yahoo                          COM              984332106     6613   372800 SH       SOLE                   372800
i2 Technologies, Inc           COM              465754109     8699  1101200 SH       SOLE                  1101200
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